CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 2,070,964	$ 382,990
Marketable investment securities, at fair value	187,923	253,343
Trade accounts receivable, net of allowance for doubtful accounts of $12,752 and $11,447, respectively	182,512	139,510
Trade accounts receivable - DISH Network, net of allowance for doubtful accounts of zero	19,323	21,258
Inventory	62,638	48,797
Prepaids and deposits	34,505	38,222
Advances to affiliates, net	110,452	47,387
Other current assets	11,809	13,273
Total current assets	2,680,126	944,780
Noncurrent Assets:
Restricted cash and cash equivalents	11,820	20,140
Property and equipment, net of accumulated depreciation of $2,503,187 and $2,138,642, respectively	2,294,726	2,265,402
Regulatory authorizations	471,658	471,658
Goodwill	504,173	504,173
Other intangible assets, net	80,734	115,420
Investments in unconsolidated entities	42,560	41,481
Other noncurrent assets, net	295,737	208,225
Total noncurrent assets	3,701,408	3,626,499
Total assets	6,381,534	4,571,279
Current Liabilities:
Trade accounts payable	106,416	97,667
Current portion of long-term debt and capital lease obligations	32,984	30,284
Advances from affiliates, net	598	3,773
Deferred revenue and prepayments	59,989	57,493
Accrued interest	46,255	8,310
Accrued compensation	33,457	31,932
Accrued expenses and other	80,612	83,501
Total current liabilities	360,311	312,960
Noncurrent Liabilities:
Long-term debt and capital lease obligations, net of unamortized debt issuance costs	3,622,463	2,154,988
Deferred tax liabilities, net	528,462	452,350
Advances from affiliates	31,968	25,283
Other noncurrent liabilities	83,307	84,058
Total noncurrent liabilities	4,266,200	2,716,679
Total liabilities	4,626,511	3,029,639
Commitments and Contingencies	0	0
Shareholders’ Equity:
Common stock, $0.01 par value; 1,000,000 shares authorized, 1,000 shares issued and outstanding at each of December 31, 2016 and 2015	0	0
Additional paid-in capital	1,516,199	1,417,748
Accumulated other comprehensive loss	(60,719)	(54,116)
Accumulated earnings	286,713	166,698
Total HSS shareholders’ equity	1,742,193	1,530,330
Noncontrolling interests	12,830	11,310
Total shareholders’ equity	1,755,023	1,541,640
Total liabilities and shareholders’ equity	6,381,534	4,571,279
Preferred Stock
Shareholders’ Equity:
Hughes Retail Preferred Tracking Stock, $0.001 par value; 300 shares authorized, 81.128 shares issued and outstanding at each of December 31, 2016 and 2015	$ 0	$ 0